Restatement Of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Collective Growth Corp [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Schedule of Restatement of Financial Statements
The Company’s accounting for the Warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported cash or investments held in the trust account.

	As Previously Reported	Adjustments	As Restated
Balance sheet as of May 5, 2020 (audited)
Warrant Liability	$—	$15,521,438	$15,521,438
Class A Common Stock Subject to Possible Redemption	140,786,390	(15,521,438)	125,264,952
Class A Common Stock	118	155	273
Additional Paid-in Capital	5,000,764	2,365,738	7,366,502
Accumulated Deficit	(1,310)	(2,365,893)	(2,367,203)
Stockholders’ Equity	5,000,003	—	5,000,003
Common Stock Subject to Possible Redemption	14,078,639	(1,552,144)	12,526,495
Balance sheet as of June 30, 2020
Warrant Liability	$—	$8,609,063	$8,609,063
Class A Common Stock Subject to Possible Redemption	140,523,230	(8,609,063)	131,914,167
Class A Common Stock	121	86	207
Additional Paid-in Capital	5,263,977	(4,546,568)	717,409
(Accumulated Deficit) Retained Earnings	(264,465)	4,546,482	4,282,017
Stockholders’ Equity	5,000,008	—	5,000,008
Common Stock Subject to Possible Redemption	14,052,323	(860,906)	13,191,417

Balance sheet as of September 30, 2020
Warrant Liability	$—	$7,363,688	$7,363,688
Class A Common Stock Subject to Possible Redemption	140,191,390	(7,363,688)	132,827,702
Class A Common Stock	124	74	198
Additional Paid-in Capital	5,595,814	(5,595,814)	—
(Accumulated Deficit) Retained Earnings	(596,312)	5,595,740	4,999,428
Stockholders’ Equity	5,000,001	—	5,000,001
Common Stock Subject to Possible Redemption	14,019,139	(736,369)	13,282,770

Balance sheet as of December 31, 2020 (audited)
Warrant Liability	$—	$41,975,813	$41,975,813
Class A Common Stock Subject to Possible Redemption	139,752,810	(41,975,810)	97,777,000
Class A Common Stock	129	420	549
Additional Paid-in Capital	6,034,389	28,819,845	34,854,235
Accumulated Deficit	(1,034,883)	(28,820,268)	(29,855,151)
Stockholders’ Equity	5,000,010	(3)	5,000,007
Common Stock Subject to Possible Redemption	13,975,281	(4,197,581)	9,777,700

Statement of Operations for the Six Months Ended June 30, 2020 (audited)
Change in fair value of warrant liability	$—	$6,912,375	$6,912,375
Transaction costs associated with Initial Public Offering	—	(700,705)	(700,705)
Compensation expense related to warrant liabilities	—	(1,665,188)	(1,665,188)
Net (loss) income	(264,117)	4,546,482	4,282,365
Weighted average shares outstanding, Common Stock	4,114,265	292,500	4,406,765
Basic and diluted net loss per share, Common Stock	(0.06)	1.03	0.97

Statement of Operations for the Nine Months Ended September 30, 2020 (audited)
Change in fair value of warrant liability	$—	$8,157,750	$8,157,750
Transaction costs associated with Initial Public Offering	—	(700,705)	(700,705)
Compensation expense related to warrant liabilities	—	(1,665,188)	(1,665,188)
Net (loss) income	(595,964)	5,791,857	5,195,893
Weighted average shares outstanding, Common Stock	4,398,294	483,351	4,881,645
Basic and diluted net loss per share, Common Stock	(0.14)	1.20	1.06
Statement of Operations for the Year Ended December 31, 2020 (audited)
Change in fair value of warrant liability	$—	$(26,454,375)	$(26,454,375)
Transaction costs associated with Initial Public Offering	—	(700,705)	(700,705)
Compensation expense related to warrant liabilities	—	(1,665,188)	(1,665,188)
Net loss	(1,034,535)	(28,820,268)	(29,854,803)
Weighted average shares outstanding, Class A Common Stock subject to possible redemption	14,045,743	(834,101)	13,211,642
Basic and diluted net income per share, Class A Common Stock subject to possible redemption	0.00	—	0.00
Weighted average shares outstanding, Common Stock	4,547,874	546,951	5,094,825
Basic and diluted net loss per share, Common Stock	(0.23)	(5.63)	(5.86)

Cash Flow Statement for the Six Months Ended June 30, 2020 (audited)
Net (loss) income	$(264,117)	$4,546,482	$4,282,365
Change in fair value of warrant liability	—	(6,912,375)	(6,912,375)
Transaction costs associated with Initial Public Offering	—	700,705	700,705
Compensation expense related to warrant liabilities	—	1,665,188	1,665,188
Initial classification of Class A Common Stock subject to possible redemption	140,786,390	(9,506,250)	131,280,140
Change in value of Class A Common Stock subject to possible redemption	(263,160)	897,187	634,027

Cash Flow Statement for the Nine Months Ended September 30, 2020 (audited)
Net (loss) income	$(595,964)	$5,791,857	$5,195,893
Change in fair value of warrant liability	—	(8,157,750)	(8,157,750)
Transaction costs associated with Initial Public Offering	—	700,705	700,705
Compensation expense related to warrant liabilities	—	1,665,188	1,665,188
Initial classification of Class A Common Stock subject to possible redemption	140,786,390	(9,506,250)	131,280,140
Change in value of Class A Common Stock subject to possible redemption	(595,000)	2,142,562	1,547,562

Cash Flow Statement for the Year Ended December 31, 2020 (audited)
Net loss	$(1,034,535)	$(28,820,268)	$(29,854,803)
Change in fair value of warrant liability	—	26,454,375	26,454,375
Transaction costs associated with Initial Public Offering	—	700,705	700,705
Compensation expense related to warrant liabilities	—	1,665,188	1,665,188
Initial classification of Class A Common Stock subject to possible redemption	140,786,390	(9,506,250)	131,280,140
Change in value of Class A Common Stock subject to possible redemption	(1,033,580)	(32,469,560)	(33,503,140)